[logo] PIONEER Investments(R)




May 6, 2013



VIA ELECTRONIC TRANSMISSION
---------------------------

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:  Pioneer Research Fund (the "Fund")
     (File Nos. 333-87233 and 811-09585)
     CIK No. 0001094522

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of prospectus and statement of additional information for the Fund, which would have been filed under paragraph (c) of Rule 497, do not differ from those contained in Post-Effective Amendment No. 18 to the Fund's registration statement on Form N-1A, filed electronically on April 29, 2013 (Accession No. 0001094522-13-000005).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4703.

Very truly yours,



/s/ Kathleen H. Alexander
-------------------------
    Kathleen H. Alexander
    Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq


Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



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